Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Statement of changes in equity [abstract]
Tax charge relating to cash flow hedge	$ (7,973)
Changes of fair value valuation, including effect of disposals, for farmlands	144,594
Effect of fair value valuation for farmlands	$ 142,514